Equity (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Equity Abstract
Dividends reconciliation, beginning balance	$ 330
Addition by decision of the board of directors in relation to the previous fiscal year	1,596
Addition by decision of the board of directors in anticipation of current year remuneration	4,327
Withholding income tax on interest on equity	(323)
Payment dividends reconciliation	(3,238)
Prescribed remuneration	(2)
Translation adjustment	(41)
Dividends reconciliation, ending balance	$ 2,651